Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefits and Investment Income Per the Financial Statements to the Corresponding Amounts Shown in the Plan's Form 5500 (Details) - Trustmark 401(k) Plan [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Financial Statements to Form 5500 [Abstract]
Net assets available for benefits per the financial statements	$ 437,413,048	$ 399,271,324	$ 386,696,049
Adjustment from fair value to current value on collective investment funds	(856,212)	(1,546,898)
Net assets available for plan benefits per the Form 5500	436,556,836	397,724,426
Total net investment income per the financial statements	55,075,350	52,324,249
Adjustment from fair value to current value on collective investment funds	690,686	162,853
Total investment income per Form 5500	$ 55,766,036	$ 52,487,102